Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Derivative assets	₩ 465,178	₩ 166,873
Debt securities	400,771	295,619
Deposit instruments	6,420,797	4,400,267
Short-term financial instruments	1,212,643	6,540,407
Other current financial assets	8,499,389	11,403,166
Non-current
Derivative assets	497,698	134,269
Equity securities	1,171,544	1,793,531
Debt securities	115,601	87,778
Other Securities	762,177	669,687
Deposit instruments	24,631	23,060
Other non current financial assets	₩ 2,571,651	₩ 2,708,325